Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Feb. 28, 2013
(Delaware Diversified Income Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Delaware Diversified Income Fund) | Class A
Average Annual Return:
1 Year	2.09%
5 Years	7.06%
10 Years	7.28%
(Delaware Diversified Income Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	0.54%
5 Years	4.78%
10 Years	5.13%
(Delaware Diversified Income Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.41%
5 Years	4.72%
10 Years	5.00%
(Delaware Diversified Income Fund) | Class B
Average Annual Return:
1 Year	2.09%
5 Years	6.99%
10 Years	7.11%
(Delaware Diversified Income Fund) | Class C
Average Annual Return:
1 Year	5.08%
5 Years	7.23%
10 Years	6.97%
(Delaware Diversified Income Fund) | Institutional Class
Average Annual Return:
1 Year	7.15%
5 Years	8.30%
10 Years	8.04%
(Delaware Diversified Income Fund) | Class R
Average Annual Return:
Label	(lifetime: 06/02/03—12/31/12)
1 Year	6.62%
5 Years	7.77%
Lifetime	6.87%
(Delaware Global Real Estate Opportunities Fund) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	28.65%
5 Years	1.07%
Lifetime	(0.15%)
(Delaware Global Real Estate Opportunities Fund) | Class A
Average Annual Return:
Label	(lifetime: 1/1/07—12/31/12)
1 Year	21.52%
5 Years	(0.58%)
Lifetime	(1.63%)
(Delaware Global Real Estate Opportunities Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	20.51%
5 Years	(2.12%)
Lifetime	(3.14%)
(Delaware Global Real Estate Opportunities Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	13.96%
5 Years	(1.46%)
Lifetime	(2.30%)
(Delaware Global Real Estate Opportunities Fund) | Class C
Average Annual Return:
Label	(lifetime: 10/1/12-12/31/12)
1 Year
5 Years
Lifetime
(Delaware Global Real Estate Opportunities Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 1/10/07-12/31/12)
1 Year	29.16%
5 Years	0.83%
Lifetime	(0.41%)
(Delaware Global Real Estate Opportunities Fund) | Class R
Average Annual Return:
Label	(lifetime: 10/1/12-12/31/12)
1 Year
5 Years
Lifetime
(Delaware International Bond Fund) | Barclays Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.09%
5 Years	5.06%
10 Years	6.55%
(Delaware International Bond Fund) | Class A
Average Annual Return:
1 Year	1.40%
5 Years	6.14%
10 Years	7.04%
(Delaware International Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	0.57%
5 Years	2.40%
10 Years	3.97%
(Delaware International Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.89%
5 Years	3.04%
10 Years	4.22%
(Delaware International Bond Fund) | Class C
Average Annual Return:
Label	(lifetime: 7/28/11 — 12/31/12)
1 Year	4.39%
5 Years
Lifetime	1.49%
(Delaware International Bond Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 7/28/11 — 12/31/12)
1 Year	6.47%
5 Years
Lifetime	2.52%
(Delaware International Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 7/28/11 — 12/31/12)
1 Year	6.01%
5 Years
Lifetime	2.05%
(Delaware U.S. Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.25%
5 Years	3.12%
10 Years	5.61%
(Delaware U.S. Growth Fund) | Class A
Average Annual Return:
1 Year	9.00%
5 Years	1.66%
10 Years	6.11%
(Delaware U.S. Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	9.00%
5 Years	1.66%
10 Years	6.11%
(Delaware U.S. Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.85%
5 Years	1.42%
10 Years	5.38%
(Delaware U.S. Growth Fund) | Class B
Average Annual Return:
1 Year	10.84%
5 Years	1.68%
10 Years	6.12%
(Delaware U.S. Growth Fund) | Class C
Average Annual Return:
1 Year	13.81%
5 Years	2.11%
10 Years	5.97%
(Delaware U.S. Growth Fund) | Institutional Class
Average Annual Return:
1 Year	15.99%
5 Years	3.13%
10 Years	7.03%
(Delaware U.S. Growth Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03–12/31/12)
1 Year	15.39%
5 Years	2.62%
Lifetime	5.67%